Share-Based Compensation	12 Months Ended
Feb. 28, 2026
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

11. SHARE-BASED COMPENSATION

The following table presents the classification of the Group’s share-based compensation expenses:

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026
	RMB	RMB	RMB	USD
General and administrative expenses	2,939	4,892	1,571	229
Sales and marketing expenses	183	134	80	12
Total share-based compensation	3,122	5,026	1,651	241

In June 2015, The Company’s shareholders adopted a share incentive plan ("2015 Option Plan"). In March 2017, The Company’s shareholders adopted another share incentive plan ("2017 Option Plan"). The Company’s shareholders have authorized the issuance of up to 4,201,330 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units granted to a participant under the 2015 Option Plan and 2017 Option Plan.

On January 22, 2019, the Company modified the exercise price to US$4.6 for a total number of 460,000 share options previously granted to independent directors, executive officers and employees on July 3, 2018. All other terms of the share options granted remain unchanged. The modification resulted in an incremental compensation cost of RMB3,967, of which RMB127 was recognized as compensation expenses during the year ended February 28, 2019. The remaining RMB3,840 will be amortized over the remaining vesting period of the modified options.

On June 30, 2019 and February 17, 2020, the Company granted 360,000 and 80,000 share options to employees at the weighted average grant date fair value of RMB10.46 and RMB10.03 per share, respectively. Options have a ten-year life and vest ratably at each grant date anniversary over a period of four years.

On February 5, 2021, the Company granted 860,000 share options to directors, executive officers and employees at the weighted average grant date fair value of RMB13.24 per share. Options have a ten-year life and vest ratably at each grant date anniversary over a period of four years.

On June 1, 2023, the Company modified the exercise price to US$2 for a total number of 1,155,000 outstanding share options previously granted to independent directors, executive officers and employees on July 3, 2018, June 30, 2019 and February 5, 2021. All other terms of the share options granted remain unchanged. The modification resulted in an incremental compensation cost of RMB453, of which RMB400 was recognized as compensation expenses during the year ended February 29, 2024. The remaining RMB53 will be amortized over the remaining vesting period of the modified options.

On June 1, 2023, the Company granted 100,000 share options to employees at the weighted average grant date fair value of RMB17.75 per share. Options have a ten-year life and vest ratably at each grant date anniversary over a period of four years.

On August 12, 2024, the Company granted 650,000 share options to independent directors, executive officers and employees at the weighted average grant date fair value of RMB5.52 per share. Options have a ten-year life and vest ratably at each grant date anniversary over a period of two or four years. The Company also modified the exercise price to RMB0.58 for a total number of 1,901,790 share options previously granted to independent directors, executive officers and employees. All other terms of the share options granted remain unchanged. The modification resulted in an incremental compensation cost of RMB3,170, which was fully recognized as compensation expenses during the year ended February 28, 2025.

On July 10, 2025, the Company granted 752,400 share options to independent directors, executive officers and employees at the weighted average grant date fair value of RMB3.18 (US$0.46) per share. Options have a ten-year life and vest ratably at each grant date anniversary over a period of two years.

The total intrinsic value of options exercised during the years ended February 29, 2024, February 28, 2025 and 2026 was nil, RMB66, and RMB21 (US$3), respectively.

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted and repriced during the year ended February 28, 2025 and 2026 with reference to the closing price of the Company on the measurement dates.

	For the Year Ended	For the Year Ended
	February 28,	February 28,
	2025	2026
Average risk-free rate of interest	3.79% - 3.90%	4.35%
Estimated volatility rate	52% - 61%	45% - 76%
Dividend yield	0%	0%
Life of options	10 years	10 years

The risk-free rate of interest is based on the US Treasury yield curve as of valuation date. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies including the Company itself for the period before valuation date and with similar span as the expected expiration term.

A summary of the aggregate option activity and information regarding options outstanding for the periods presented are as below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
	(in thousand)	RMB	Years	RMB
Options outstanding on February 29, 2024	3,226	15.66	4.08	—
Granted	650	7.28	9.50
Forfeited	(85)	12.13	5.08
Expired	(25)	14.57	8.33
Exercised	(1,137)	5.95	8.99
Options outstanding on February 28, 2025	2,629	9.25	6.19	131.00
Granted	752	11.18	9.42
Forfeited	(37)	14.03	4.11
Expired	(822)	11.18	0.10
Exercised	(14)	5.49	1.92
Options outstanding on February 28, 2026	2,508	8.58	8.34	1,262.00
Options vested or expected to vest on February 28, 2026	2,508	8.58	8.34	1,262.00
Options exercisable on February 28, 2026	1,256	7.58	7.65	1,194.00

For years ended February 29, 2024, February 28, 2025 and 2026, the Group recognized share-based compensation expense of RMB3,122, RMB5,026 and RMB1,651 (US$241), respectively. As of February 28, 2026, there was RMB3,734 (US$544) in total unrecognized compensation cost related to non-vested share options, which is expected to be recognized over a weighted-average period of 1.98 years.